Organization and nature of business - Details of the subsidiaries (Details)		12 Months Ended
	Jun. 15, 2020	Sep. 30, 2021
FAMI
Organization and nature of business
Entity Incorporation, Date of Incorporation		Jul. 28, 2015
Entity Incorporation, State Country Name		Cayman
Principal Activities		Holding company
Farmmi International
Organization and nature of business
Entity Incorporation, Date of Incorporation		Aug. 20, 2015
Entity Incorporation, State Country Name		Hong Kong
% of Ownership		100.00%
Principal Activities		Holding company
Farmmi Enterprise
Organization and nature of business
Entity Incorporation, Date of Incorporation		May 23, 2016
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding company
Farmmi Technology
Organization and nature of business
Entity Incorporation, Date of Incorporation		Jun. 06, 2016
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding company
Farmmi Agricultural
Organization and nature of business
Entity Incorporation, Date of Incorporation		Dec. 08, 2015
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding company
FLS Mushroom
Organization and nature of business
Entity Incorporation, Date of Incorporation		Mar. 25, 2011
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Light processing and distribution of dried mushrooms
Farmmi Food
Organization and nature of business
Entity Incorporation, Date of Incorporation		Dec. 26, 2017
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Dehydrating, further processing and distribution of edible fungus
Nongyuan Network
Organization and nature of business
Entity Incorporation, Date of Incorporation		Jul. 07, 2016
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership (VIE)	100.00%	0.00%
Principal Activities		Trading
Farmmi E-Commerce
Organization and nature of business
Entity Incorporation, Date of Incorporation		Mar. 22, 2019
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Technology development, technical services and technical consultation related to agricultural products
Farmmi Biotech
Organization and nature of business
Entity Incorporation, Date of Incorporation		Apr. 07, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Research and development of mushroom powder and mushroom extract
Farmmi Ecology
Organization and nature of business
Entity Incorporation, Date of Incorporation		Apr. 25, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding company
Farmmi Supply Chain
Organization and nature of business
Entity Incorporation, Date of Incorporation		May 11, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Agricultural products supply chain
Yitang Mediservice
Organization and nature of business
Entity Incorporation, Date of Incorporation		Sep. 07, 2021
Entity Incorporation, State Country Name		Zhejiang, China
Principal Activities		Medical services
Yiting Meditech
Organization and nature of business
Entity Incorporation, Date of Incorporation		Sep. 17, 2021
Entity Incorporation, State Country Name		Zhejiang, China
Principal Activities		Medical technology
Farmmi Health Development
Organization and nature of business
Entity Incorporation, Date of Incorporation		Sep. 17, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Health development
Farmmi Medical Health
Organization and nature of business
Entity Incorporation, Date of Incorporation		Sep. 18, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Medical health
Farmmi Holdings
Organization and nature of business
Entity Incorporation, Date of Incorporation		Sep. 18, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding company